Provision for Legal Proceedings (Tables)	12 Months Ended
Dec. 31, 2022
Provision for Legal Proceedings [Abstract]
Schedule of provision for legal proceedings
	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2021	109	69	27	205
Additions	14	74	13	101
Reversals	(73)	(31)	(4)	(108)
Payments	-	(33)	(16)	(49)
Monetary correction	5	7	4	16
Balance as of December 31, 2022	55	86	24	165

Restricted deposits for legal proceedings	(7)	(29)	(8)	(44)
Net provision of judicial deposits	48	57	16	121

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2020	169	64	49	282
Additions	39	44	8	91
Reversals	(106)	(23)	(10)	(139)
Payments	-	(21)	(28)	(49)
Monetary correction	7	5	8	20
Balance as of December 31, 2021	109	69	27	205

Restricted deposits for legal proceedings	(65)	(45)	(2)	(112)
Net provision of judicial deposits	44	24	25	93

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2019	221	75	53	349
Additions	27	42	79	148
Reversals	(9)	(43)	(19)	(71)
Payments	(1)	(5)	(35)	(41)
Monetary correction	1	8	3	12
Conversion adjustment to reporting currency	18	2	4	24
Discontinued operation	(88)	(15)	(36)	(139)
Balance as of December 31, 2020	169	64	49	282

Schedule of bank guarantees and insurance guarantees to judicial process
Lawsuits	Letter of guarantees
Tax	700
Labor	91
Civil and others	505
Total	1,296

Schedule of judicial deposits in its assets
	As of December 31,
Lawsuits	2022	2021
Tax	12	65
Labor	34	50
Civil and others	10	4
Total	56	119